Management of Financial Risk (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 14, 2021
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,503,217	$ 890,138
Convertible debenture	500,000	0	$ 102,389
Financial guarantee liability	182,200	0
Warrant liabilities	131,603	$ 0
0 - 12 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	4,503,217
Convertible debenture	500,000
Financial guarantee liability	182,200
Warrant liabilities	0
12 - 24 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Convertible debenture	0
Financial guarantee liability	0
Warrant liabilities	$ 131,603